Expenses	12 Months Ended
Dec. 31, 2017
Expense By Nature [Abstract]
Expenses
7.	EXPENSES
a)	Cost of sales

Years ended December 31,
	2017	2016
Costs of contract mining	$41,397	$39,337
Crushing and gold recovery costs	32,081	31,333
Mine site administration costs	5,534	3,809
Transport and refining	253	330
Royalties	527	623
Demobilization costs	-	1,398
Change in inventories	(9,974)	(2,113)
Production costs	69,818	74,717
Depreciation and depletion	4,641	14,299
Cost of sales (including depreciation and depletion)	$74,459	$89,016

b)	Corporate and administrative expenses

Years ended December 31,
	Note	2017	2016
Salaries (1)		$3,632	$3,315
Consulting and professional fees		1,956	2,015
Share-based payments	14b), 14c)	1,287	837
Rent and office costs		359	317
Administrative and other		1,403	1,123
Corporate and administrative expenses		$8,637	$7,607

(1)	During the year ended December 31, 2017, salaries include termination benefits of $708 (year ended December 31, 2016 - $44).
a)	Finance expense, net

Years ended December 31,
	Note	2017	2016
(Gain) loss on revaluation of warrant liabilities	13	$(1,338)	$1,308
Accretion of provision for site reclamation and closure and other provisions		250	67
Offering expense	13	57	65
Interest on loan facility and equipment financing (1)		6	597
Accretion of loan facility (1)		-	736
Accretion on extinguished liability		-	141
Interest on debenture (2)		-	43
Finance expense, net		$(1,025)	$2,957

(1)	On June 14, 2016, the Company repaid a $10,223 loan facility, including bonuses and accrued interest. The lenders optioned to receive cash bonuses of $274 and 55,000 common shares valued at $134.
(2)	On June 29, 2016, the Company settled a debenture with a cash payment of C$2,000 ($1,540) and remaining common share interest payments were settled.